Reserve for Warrants	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Reserve for warrants	7. Reserve for warrants
Year ended	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 1,033,037	$ 1,248,037
Exercise of warrants	-	(215,000)
Balance at end of year	$ 1,033,037	$ 1,033,037